23. Other Operating Income and Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Other Income and Expenses [Abstract]
BOLI income	$ 396	$ 401
Other Contracted Services	763	775
Bank Franchise Taxes	423	367
FDIC Insurance Costs	693	863
Software Licensing / Maintenance	932	736
Postage and Freight	247	282
Legal	431	378
Other Loan Expense	167	330
Other Losses	124	450
Advertising	286	260
Audit	$ 253	$ 180